SEGMENTED INFORMATION - Results (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) segment	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of operating segments [line items]
Number of primary operating segments | segment	2
Revenue	$ 4,918	$ 4,023
Operating expenses (note 20)	(5,660)	(4,815)
Exploration (note 20)	(17,191)	(11,973)
Evaluation (note 20)	(48,242)	(33,991)
General and administrative (note 20)	(19,564)	(16,495)
Total expenses	(90,657)	(67,274)
Segment loss	(85,739)	(63,251)
Toll milling revenue recognized	4,918	4,023
Property, plant and equipment	47,959	10,045
Plant and equipment	316,926	259,661
Plant and Equipment, Cost
Disclosure of operating segments [line items]
Plant and equipment	366,807	302,725	$ 294,287
Accumulated amortization, depreciation
Disclosure of operating segments [line items]
Plant and equipment	(49,881)	(43,064)	$ (39,341)
Mineral properties
Disclosure of operating segments [line items]
Plant and equipment	199,942	184,158
Plant and equipment | Plant and Equipment, Cost
Disclosure of operating segments [line items]
Plant and equipment	165,205	118,567
Plant and equipment | Accumulated amortization, depreciation
Disclosure of operating segments [line items]
Plant and equipment	(48,221)	(43,064)
Mining
Disclosure of operating segments [line items]
Revenue	4,918	4,023
Operating expenses (note 20)	(5,660)	(4,815)
Exploration (note 20)	(17,191)	(11,973)
Evaluation (note 20)	(48,242)	(33,991)
General and administrative (note 20)	0	(19)
Total expenses	(71,093)	(50,798)
Segment loss	(66,175)	(46,775)
Toll milling revenue recognized	4,918	4,023
Property, plant and equipment	46,814	9,063
Plant and equipment	309,334	253,027
Mining | Mineral properties
Disclosure of operating segments [line items]
Plant and equipment	199,942	184,158
Mining | Plant and equipment | Plant and Equipment, Cost
Disclosure of operating segments [line items]
Plant and equipment	156,979	111,460
Mining | Plant and equipment | Accumulated amortization, depreciation
Disclosure of operating segments [line items]
Plant and equipment	(47,587)	(42,591)
Corporate and Other
Disclosure of operating segments [line items]
Revenue	0	0
Operating expenses (note 20)	0	0
Exploration (note 20)	0	0
Evaluation (note 20)	0	0
General and administrative (note 20)	(19,564)	(16,476)
Total expenses	(19,564)	(16,476)
Segment loss	(19,564)	(16,476)
Toll milling revenue recognized	0	0
Property, plant and equipment	1,145	982
Plant and equipment	7,592	6,634
Corporate and Other | Mineral properties
Disclosure of operating segments [line items]
Plant and equipment	0	0
Corporate and Other | Plant and equipment | Plant and Equipment, Cost
Disclosure of operating segments [line items]
Plant and equipment	8,226	7,107
Corporate and Other | Plant and equipment | Accumulated amortization, depreciation
Disclosure of operating segments [line items]
Plant and equipment	$ (634)	$ (473)